13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2014
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Future minimum payments under long-term, non-cancelable leases as of June 30, 2014, are as follows:

Year Ending December 31,	Future Minimum Payments
2014 (six months)	$17
2015	680
2016	396
2017	48
2018	17
Total	$1,158

Kai Yuan Center
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES
Year Ending December 31,	Future Minimum Rentals
2014 (six months)	$3,323
2015	5,164
2016	3,640
2017	887
After 2017	—
Total	$13,014